Trading Assets - Summary of Geographic Breakdown Trading Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Trading loans	$ 7,811	$ 8,113
United States [member]
Disclosure of financial assets [line items]
Trading loans	6,489	5,308
Europe [member]
Disclosure of financial assets [line items]
Trading loans	708	548
Asia Pacific [member]
Disclosure of financial assets [line items]
Trading loans		15
Canada [member]
Disclosure of financial assets [line items]
Trading loans	512	2,034
Other Countries [member]
Disclosure of financial assets [line items]
Trading loans	$ 102	$ 208